BlackRock Bond Allocation Target Shares

BATS: Series C Portfolio

BATS: Series M Portfolio

BATS: Series P Portfolio

BATS: Series S Portfolio

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 22, 2012 to the

Prospectus dated July 28, 2011

Effective immediately, the following changes are made to the Funds’ Prospectus:

The section of the Prospectus captioned “Fund Overview — Key Facts about Series C Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Jeffrey Cucunato	2009	Managing Director of BlackRock, Inc.
Matthew Marra	2011	Managing Director of BlackRock, Inc.

The section of the Prospectus captioned “Fund Overview — Key Facts about Series M Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew Marra	2011	Managing Director of BlackRock, Inc.
Akiva Dickstein	2012	Managing Director of BlackRock, Inc.
Matthew Kraeger	2012	Director of BlackRock, Inc.

The section of the Prospectus captioned “Fund Overview — Key Facts about Series P Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
James Keenan, CFA	2009	Managing Director of BlackRock, Inc.
Matthew Marra	2012	Managing Director of BlackRock, Inc.

The section of the Prospectus captioned “Fund Overview — Key Facts about Series S Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Thomas Musmanno, CFA	2009	Managing Director of BlackRock, Inc.
Stuart Spodek	2008	Managing Director of BlackRock, Inc.
Matthew Marra	2011	Managing Director of BlackRock, Inc.

The section of the Prospectus captioned “Details about the Funds — Series C Portfolio — About the Portfolio Management of the Series C Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE SERIES C PORTFOLIO
The Series C Portfolio is managed by a team of financial professionals. Jeffrey Cucunato and Matthew Marra are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section of the Prospectus captioned “Details about the Funds — Series M Portfolio — About the Portfolio Management of the Series M Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE SERIES M PORTFOLIO
The Series M Portfolio is managed by a team of financial professionals. Matthew Marra, Akiva Dickstein and Matthew Kraeger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section of the Prospectus captioned “Details about the Funds — Series P Portfolio — About the Portfolio Management of the Series P Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE SERIES P PORTFOLIO
The Series P Portfolio is managed by a team of financial professionals. James Keenan, CFA and Matthew Marra are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section of the Prospectus captioned “Details about the Funds — Series S Portfolio — About the Portfolio Management of the Series S Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE SERIES S PORTFOLIO
The Series S Portfolio is managed by a team of financial professionals. Thomas Musmanno, CFA, Stuart Spodek and Matthew Marra are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

2

The section of the Prospectus captioned “Management of the Funds — Portfolio Manager Information — Series C Portfolio” is deleted in its entirety and replaced with the following:

Series C Portfolio

The Series C Portfolio is managed by a team of financial professionals. Jeffrey Cucunato and Matthew Marra are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Jeffrey Cucunato	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Managing Director of BlackRock, Inc. since 2005.
Matthew Marra	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Managing Director of BlackRock, Inc. since 2006; Director of BlackRock, Inc. from 2002 to 2005.

The section of the Prospectus captioned “Management of the Funds — Portfolio Manager Information — Series M Portfolio” is deleted in its entirety and replaced with the following:

Series M Portfolio

The Series M Portfolio is managed by a team of financial professionals. Matthew Marra, Akiva Dickstein and Matthew Kraeger are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matthew Marra	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Managing Director of BlackRock, Inc. since 2006; Director of BlackRock, Inc. from 2002 to 2005
Akiva Dickstein	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012	Managing Director of BlackRock, Inc. since 2009; Managing Director of Merrill Lynch from 2003 to 2009 and Head of the U.S. Rates & Structured Credit Research Group.
Matthew Kraeger	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2006 to 2008; Associate of BlackRock Inc. from 2002 to 2005.

3

The section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information — Series P Portfolio” is deleted in its entirety and replaced with the following:

Series P Portfolio

The Series P Portfolio is managed by a team of financial professionals. James Keenan, CFA and Matthew Marra are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
James Keenan, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Managing Director of BlackRock, Inc. since 2008; Head of the Leveraged Finance Portfolio team; Director of BlackRock, Inc. from 2006 to 2007; Vice President of BlackRock, Inc. from 2004 to 2005.
Matthew Marra	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012	Managing Director of BlackRock, Inc. since 2006; Director of BlackRock, Inc. from 2002 to 2005.

The section of the Prospectus captioned “Management of the Funds — Portfolio Manager Information — Series S Portfolio” is deleted in its entirety and replaced with the following:

Series S Portfolio

The Series S Portfolio is managed by a team of financial professionals. Stuart Spodek, Thomas Musmanno, CFA, and Matthew Marra are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Thomas Musmanno, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock from 2006 to 2009; Director of Merrill Lynch Investment Managers, L.P. from 2004 to 2006.
Stuart Spodek	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2008	Managing Director of BlackRock since 2002; Co-head of U.S. Fixed Income within BlackRock’s Fixed Income Portfolio Management Group since 2007.
Matthew Marra	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Managing Director of BlackRock, Inc. since 2006; Director of BlackRock, Inc. from 2002 to 2005.

Shareholders should retain this Supplement for future reference.

Code: PRO-BATS-0212SUP